Quarterly Holdings Report
for
Fidelity Freedom® Blend 2035 Fund
December 31, 2024
FBF-Y35-NPRT3-0325
1.9892472.106
Bond Funds - 28.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	2,362,629	22,822,993
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	5,058,073	37,277,996
Fidelity Series Corporate Bond Fund (b)	10,941,126	100,548,948
Fidelity Series Emerging Markets Debt Fund (b)	2,085,973	16,479,190
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	535,921	4,582,120
Fidelity Series Floating Rate High Income Fund (b)	324,426	2,919,834
Fidelity Series Government Bond Index Fund (b)	17,692,767	159,411,835
Fidelity Series High Income Fund (b)	1,998,962	17,211,066
Fidelity Series International Developed Markets Bond Index Fund (b)	15,761,738	136,811,886
Fidelity Series Investment Grade Bond Fund (b)	15,507,084	153,209,990
Fidelity Series Investment Grade Securitized Fund (b)	11,040,713	96,937,459
Fidelity Series Long-Term Treasury Bond Index Fund (b)	25,800,158	136,998,840
Fidelity Series Real Estate Income Fund (b)	315,385	3,097,077
TOTAL BOND FUNDS (Cost $964,447,863)		888,309,234

Domestic Equity Funds - 41.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	14,959,711	296,800,672
Fidelity Series Commodity Strategy Fund (b)	73,501	6,332,828
Fidelity Series Large Cap Growth Index Fund (b)	7,565,665	192,167,890
Fidelity Series Large Cap Stock Fund (b)	7,635,937	175,244,756
Fidelity Series Large Cap Value Index Fund (b)	22,433,702	365,893,687
Fidelity Series Small Cap Core Fund (b)	7,863,725	96,016,079
Fidelity Series Small Cap Opportunities Fund (b)	2,809,813	41,107,557
Fidelity Series Value Discovery Fund (b)	8,316,772	128,909,966
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,005,140,627)		1,302,473,435

International Equity Funds - 30.5%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	4,473,800	70,149,188
Fidelity Series Emerging Markets Fund (b)	7,179,998	62,322,379
Fidelity Series Emerging Markets Opportunities Fund (b)	13,636,852	249,827,138
Fidelity Series International Growth Fund (b)	9,109,310	158,775,278
Fidelity Series International Index Fund (b)	5,137,546	60,879,918
Fidelity Series International Small Cap Fund (b)	2,666,310	43,194,225
Fidelity Series International Value Fund (b)	13,405,353	159,791,805
Fidelity Series Overseas Fund (b)	11,825,739	158,937,925
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $904,429,994)		963,877,856

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/16/2025 (d)	4.58	20,000	19,967
US Treasury Bills 0% 1/2/2025 (d)	4.52 to 4.55	590,000	590,000
US Treasury Bills 0% 1/23/2025 (d)	4.55	2,570,000	2,563,636
US Treasury Bills 0% 1/30/2025 (d)	4.45	3,290,000	3,279,176
US Treasury Bills 0% 1/9/2025 (d)	4.58	410,000	409,664
US Treasury Bills 0% 2/6/2025 (d)	4.47	70,000	69,713
US Treasury Bills 0% 3/27/2025 (d)	4.28	760,000	752,570
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,682,850)			7,684,726

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $3,316,263)	4.36	3,315,600	3,316,263

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,885,017,597)	3,165,661,514
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,321,573
NET ASSETS - 100.0%	3,166,983,087

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	239	Mar 2025	27,096,625	(898,066)	(898,066)
ICE MSCI Emerging Markets Index Contracts (United States)	728	Mar 2025	39,086,320	(1,353,620)	(1,353,620)

TOTAL EQUITY CONTRACTS					(2,251,686)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	791	Mar 2025	86,021,250	(797,391)	(797,391)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	137	Mar 2025	14,563,742	(56,913)	(56,913)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	256	Mar 2025	29,144,000	(723,554)	(723,554)

TOTAL INTEREST RATE CONTRACTS					(1,577,858)

TOTAL PURCHASED					(3,829,544)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	202	Mar 2025	59,951,075	1,859,431	1,859,431

TOTAL FUTURES CONTRACTS					(1,970,113)
The notional amount of futures purchased as a percentage of Net Assets is 6.2%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,625,727.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,427,675	58,266,791	57,378,185	130,638	(18)	-	3,316,263	3,315,600	0.0%
Total	2,427,675	58,266,791	57,378,185	130,638	(18)	-	3,316,263	3,315,600

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	789,022	22,564,715	372,342	412,821	(1,714)	(156,688)	22,822,993	2,362,629
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	15,710,820	23,953,187	858,145	1,057,537	(108,413)	(1,419,453)	37,277,996	5,058,073
Fidelity Series Blue Chip Growth Fund	230,451,459	101,014,068	62,941,474	23,829,649	1,868,555	26,408,064	296,800,672	14,959,711
Fidelity Series Canada Fund	54,850,485	19,360,989	4,996,323	2,063,669	(30,602)	964,639	70,149,188	4,473,800
Fidelity Series Commodity Strategy Fund	16,094,392	8,153,600	16,926,331	676,141	(8,459,658)	7,470,825	6,332,828	73,501
Fidelity Series Corporate Bond Fund	75,644,109	30,724,285	4,986,514	2,945,244	31,909	(864,841)	100,548,948	10,941,126
Fidelity Series Emerging Markets Debt Fund	12,407,997	4,568,727	501,850	606,893	7,205	(2,889)	16,479,190	2,085,973
Fidelity Series Emerging Markets Debt Local Currency Fund	3,809,140	1,156,750	127,744	208,793	705	(256,731)	4,582,120	535,921
Fidelity Series Emerging Markets Fund	54,658,983	16,355,125	7,396,184	1,711,603	66,180	(1,361,725)	62,322,379	7,179,998
Fidelity Series Emerging Markets Opportunities Fund	219,381,008	63,649,767	36,755,377	5,053,817	160,243	3,391,497	249,827,138	13,636,852
Fidelity Series Floating Rate High Income Fund	2,173,549	848,797	91,245	171,685	(39)	(11,228)	2,919,834	324,426
Fidelity Series Government Bond Index Fund	110,736,944	55,560,463	4,847,462	3,414,907	2,824	(2,040,934)	159,411,835	17,692,767
Fidelity Series Government Money Market Fund	11,432	1,020,590	1,032,022	8,042	-	-	-	-
Fidelity Series High Income Fund	12,469,047	5,415,909	885,149	747,768	(4,943)	216,202	17,211,066	1,998,962
Fidelity Series International Developed Markets Bond Index Fund	74,990,662	66,195,554	2,962,416	3,813,024	10,967	(1,422,881)	136,811,886	15,761,738
Fidelity Series International Growth Fund	137,622,579	48,038,274	16,217,364	6,471,482	740,225	(11,408,436)	158,775,278	9,109,310
Fidelity Series International Index Fund	52,103,862	16,552,066	4,354,420	1,769,160	(31,772)	(3,389,818)	60,879,918	5,137,546
Fidelity Series International Small Cap Fund	36,715,962	13,864,519	3,861,550	4,047,440	31,544	(3,556,250)	43,194,225	2,666,310
Fidelity Series International Value Fund	138,279,865	45,688,233	14,403,178	7,096,213	(133,318)	(9,639,796)	159,791,805	13,405,353
Fidelity Series Investment Grade Bond Fund	111,449,870	49,643,680	6,127,807	4,315,055	24,753	(1,780,506)	153,209,990	15,507,084
Fidelity Series Investment Grade Securitized Fund	73,422,608	29,600,867	4,865,557	2,953,320	18,171	(1,238,630)	96,937,459	11,040,713
Fidelity Series Large Cap Growth Index Fund	145,999,157	50,623,725	34,940,796	1,065,576	1,234,919	29,250,885	192,167,890	7,565,665
Fidelity Series Large Cap Stock Fund	154,671,199	51,593,248	39,619,541	12,285,268	3,943,318	4,656,532	175,244,756	7,635,937
Fidelity Series Large Cap Value Index Fund	276,491,722	128,333,937	43,931,695	10,562,417	1,158,230	3,841,493	365,893,687	22,433,702
Fidelity Series Long-Term Treasury Bond Index Fund	129,218,257	38,289,623	21,727,087	3,465,671	(3,095,397)	(5,686,556)	136,998,840	25,800,158
Fidelity Series Overseas Fund	137,945,123	43,565,538	14,423,040	3,488,094	(101,520)	(8,048,176)	158,937,925	11,825,739
Fidelity Series Real Estate Income Fund	2,341,792	821,810	91,253	144,689	1,471	23,257	3,097,077	315,385
Fidelity Series Short-Term Credit Fund	369,296	-	367,421	424	7,799	(9,674)	-	-
Fidelity Series Small Cap Core Fund	2,746,601	99,710,884	8,826,488	976,072	299,638	2,085,444	96,016,079	7,863,725
Fidelity Series Small Cap Opportunities Fund	68,385,197	15,171,299	40,484,959	3,763,003	2,462,231	(4,426,211)	41,107,557	2,809,813
Fidelity Series Treasury Bill Index Fund	34,713	2,300,235	2,336,117	21,604	1,169	-	-	-
Fidelity Series Value Discovery Fund	102,113,452	48,907,373	19,278,085	4,984,919	489,582	(3,322,356)	128,909,966	8,316,772
	2,454,090,304	1,103,247,837	421,536,936	114,132,000	594,262	18,265,059	3,154,660,525	248,518,689

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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